CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss from ordinary activities after income tax	$ (22,435)	$ (45,694)	$ (263,835)
Adjustments to reconcile net profit to net operating cash flows:
Depreciation and amortisation expense	58,361	48,147	94,584
Share based compensation	2,076	2,524	4,100
Unrealised losses on derivatives	1,224	21,433	(3,444)
Net loss on sale of non-current assets	(1,461)		790
Decrease in fair value of securities at fair value through the profit and loss			90
Impairment of development and production assets	5,583	10,203	321,918
Unsuccessful exploration and evaluation expense		30
Loss on debt extinguishment			1,151
Add: Interest expense and financing costs (disclosed in investing and financing activities)	12,676	12,219	9,418
Recognition (derecognition) of deferred tax assets on items directly within equity	(821)	986
Recognition (derecognition) of deferred tax assets on items directly within equity	(200)	1,000
Less: Gain from escrow settlement, insurance proceeds and litigation settlements (disclosed in investing activities)	(2,200)	(3,603)
Less: Loss on foreign currency derivative (disclosed in financing activities)		390
Other	541	21	2,240
Changes in assets and liabilities
Decrease (increase) in current and deferred income tax	2,888	(826)	(100,583)
Decrease (increase) in other current assets	72	(511)	2,742
Decrease in trade and other receivables	5,241	2,009	7,007
Increase (decrease) in trade and other payables	9,633	(5,080)	(2,177)
Decrease in tax receivable	476	412	(6,522)
Decrease in non-current liability			(1,430)
NET CASH PROVIDED BY OPERATING ACTIVITIES	74,776	42,660	$ 64,469
Equity raising costs
Adjustments to reconcile net profit to net operating cash flows:
Recognition (derecognition) of deferred tax assets on items directly within equity	$ (821)	$ 986